Exhibit 99.1

BCC Funding XVII LLC

Equipment Contract Backed Notes, Series 2020-1

Sample Receivable Agreed-Upon Procedures

Report To:

Balboa Capital Corporation

BCC Funding XVII LLC

8 October 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Balboa Capital Corporation

BCC Funding XVII LLC

575 Anton Boulevard, 12th Floor

Costa Mesa, California 92626

Re:	BCC Funding XVII LLC (the “Issuer”)

Equipment Contract Backed Notes, Series 2020-1 (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Balboa Capital Corporation (the “Seller”), the Issuer, Truist Securities, Inc. (“Truist Securities”), Credit Suisse Securities (USA) LLC (“Credit Suisse”) and Capital One Securities, Inc. (“Capital One Securities,” together with the Seller, Issuer, Truist Securities and Credit Suisse, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of leases and commercial loan contracts (the “Receivables”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Seller, on behalf of the Issuer, provided us with:

a.	Electronic data files:

i.

Labeled “BCC 2020-1 Loan Tape Updated - with Discounted CF v1 (9.11.2020).xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Base Data File”), that the Seller, on behalf of the Issuer, indicated contains information relating to certain leases and commercial loan contracts (the “Preliminary Receivables”) as of 31 August 2020 (the “Preliminary Cut-Off Date”) that are expected to be representative of the Receivables and

ii.

Labeled “BCC 2020-1 Loan Tape Updated 8.31.2020 Cut-off vFinal.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Base Data File,” together with the Initial Preliminary Base Data File, the “Provided Preliminary Data Files”), that the Seller, on behalf of the Issuer, indicated contains information relating to the Preliminary Receivables as of the Preliminary Cut-Off Date,

b.

A schedule and the corresponding record layout and decode information, as applicable (the “Contract Type Mapping Schedule”), that the Seller, on behalf of the Issuer, indicated contains information relating to the contract type codes and their corresponding contract type descriptions for each Preliminary Receivable,

c.

A schedule and the corresponding record layout and decode information, as applicable (the “Payment Frequency Mapping Schedule”), that the Seller, on behalf of the Issuer, indicated contains information relating to the payment frequency codes and their corresponding payment frequency descriptions for each Preliminary Receivable,

d.

A schedule and the corresponding record layout and decode information, as applicable (the “SIC Code Mapping Schedule”), that the Seller, on behalf of the Issuer, indicated contains information relating to the SIC codes and their corresponding lessee business descriptions for each Preliminary Receivable,

e.	Imaged copies of:

i.

The equipment lease agreement, vehicle financing agreement, master lease agreement, equipment financing agreement, monthly payment agreement, equipment finance agreement, lease agreement, rental/service agreement, FMV lease agreement, agreement (pre-fund), agreement, delivery and acceptance certificate, assignment of agreement without recourse, shield agreement, change addendum, correction notice, amortization schedule, modification agreement and equipment lease schedule or other related documents (collectively and as applicable, the “Contract”),

ii.	The invoice, as applicable (the “Invoice”),

iii.	The final decision and docs requirement, as applicable (the “Credit Approval”),

iv.	The lease transmittal (the “Lease Transmittal”) and

v.

Certain printed screen shots from the Seller’s computerized servicing systems (the “System Screen Shots,” together with the SIC Code Mapping Schedule, Contract, Invoice, Credit Approval and Lease Transmittal, the “Sources”)

that the Seller, on behalf of the Issuer, indicated relate to each Sample Receivable (as defined in Attachment A),

f.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Provided Preliminary Data Files, Contract Type Mapping Schedule, Payment Frequency Mapping Schedule, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Preliminary Data Files, Contract Type Mapping Schedule, Payment Frequency Mapping Schedule, Sources or any other information provided to us by the Seller, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Seller, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 October 2020

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Seller, on behalf of the Issuer, we:

a.

Identified the 50 largest Preliminary Receivables on the Initial Preliminary Base Data File (the “Top 50 Preliminary Receivables”) based on the “Adjusted Lease Stream Balance as of 8/31/20,” as shown on the Initial Preliminary Base Data File, and

b.

Randomly selected a sample of 55 Preliminary Receivables that were not Top 50 Preliminary Receivables from the Initial Preliminary Base Data File (the “Random Sample Receivables,” together with the Top 50 Preliminary Receivables, the “Sample Receivables”).

For the purpose of this procedure, the Seller, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Initial Preliminary Base Data File.

For the purpose of the procedures described in this report, the 105 Sample Receivables are referred to as Sample Receivable Numbers 1 through 105.

2.

For each lease and commercial loan contract on the Initial Preliminary Base Data File and Preliminary Base Data File, we compared the LeaseNum (the “Contract Number”), as shown on the Initial Preliminary Base Data File, to the corresponding Contract Number, as shown on the Preliminary Base Data File, and noted that:

a.	All of the Preliminary Receivables were included on both the Initial Preliminary Base Data File and Preliminary Base Data File and

b.	No other leases or commercial loan contracts were included on the Initial Preliminary Base Data File or Preliminary Base Data File.

3.	As instructed by the Seller, on behalf of the Issuer, we updated the information for each Preliminary Receivable on the Preliminary Base Data File with the corresponding:

a.	Contract type information, which we determined using the information on the Contract Type Mapping Schedule, and

b.	Payment frequency information, which we determined using the information on the Payment Frequency Mapping Schedule.

The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

Attachment A Page 2 of 2

4.

For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Seller, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Seller, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
Contract Number	LeaseNum	Contract or Lease Transmittal	i.

Customer name	CustName	Contract	ii.

Customer state	CustState	Contract or Credit Approval	iii.

Original term	LeaseTerm	(a) Contract, (b) Contract and recalculation or (c) Invoice	iv.

Contract type	LeasePurchOptType	Contract or Lease Transmittal	v.

Payment frequency	PaymentFrequency	Contract, System Screen Shots or Invoice	vi.

Contract rent amount	LeasePmtRent	Contract, Lease Transmittal or Invoice	vii.

Lease equipment cost	LeaseEquipCost	(a) Lease Transmittal or (b) Lease Transmittal and recalculation	viii.

Start date	StartDate	Lease Transmittal

New/used	LeaseEquipmentType	Lease Transmittal

Lessee business description	SICCode	System Screen Shots and SIC Code Mapping Schedule	ix.

Equipment type	EquipcdDesc	System Screen Shots	x.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the customer name Sample Characteristic for each Sample Receivable, the Seller, on behalf of the Issuer, instructed us to ignore differences due to abbreviations and truncations.

Exhibit 1 to Attachment A

Notes: (continued)

iii.

For the purpose of comparing the customer state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 42 and 63), the Seller, on behalf of the Issuer, instructed us to use the Contract as the Source.

For the purpose of comparing the customer state Sample Characteristic for Sample Receivable Numbers 42 and 63, the Seller, on behalf of the Issuer, instructed us to use the Credit Approval as the Source.

iv.

For the purpose of comparing the original term Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 59, 87, 88, 101 and 102), the Seller, on behalf of the Issuer, instructed us to use the Contract as the Source.

For the purpose of comparing the original term Sample Characteristic for Sample Receivable Numbers 59, 88, 101 and 102, the Seller on behalf of the Issuer, instructed us to recalculate the original term by subtracting the:

(a)	Number of months relating to advance payments, from

(b)	Term,

both as shown in the Contract.

For the purpose of comparing the original term Sample Characteristic for Sample Receivable Number 87, the Seller, on behalf of the Issuer, instructed us to use the Invoice as the Source.

v.

For the purpose of comparing the contract type Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 16, 19, 44, 46, 52, 57 and 79), the Seller, on behalf of the Issuer, instructed us to use the Contract as the Source.

For the purpose of comparing the contract type Sample Characteristic for Sample Receivable Numbers 16, 19, 44, 46, 52, 57 and 79, the Seller, on behalf of the Issuer, instructed us to use the Lease Transmittal as the Source.

vi.

For the purpose of comparing the payment frequency Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 52 and 101), the Seller, on behalf of the Issuer, instructed us to use the Contract as the Source.

For the purpose of comparing the payment frequency Sample Characteristic for Sample Receivable Number 52, the Seller, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source.

For the purpose of comparing the payment frequency Sample Characteristic for Sample Receivable Number 101, the Seller, on behalf of the Issuer, instructed us to use the Invoice as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the contract rent amount Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 16, 74 and 87), the Seller, on behalf of the Issuer, instructed us to use the Contract as the Source and to note agreement if the contract rent amount, as shown on the Preliminary Data File, agreed to at least one contract rent amount, as shown in the Contract, subject to the additional instruction(s) provided by the Seller, on behalf of the Issuer, described in the succeeding paragraph(s) of this note. We performed no procedures to reconcile any differences that may exist relating to the information in the Contract.

For the purpose of comparing the contract rent amount Sample Characteristic for Sample Receivable Numbers 16 and 74, the Seller, on behalf of the Issuer, instructed us to use the Lease Transmittal as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the contract rent amount Sample Characteristic for Sample Receivable Number 87, the Seller, on behalf of the Issuer, instructed us to use the Invoice as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the contract rent amount Sample Characteristic for each Sample Receivable, the Seller, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

viii.

For the purpose of comparing the lease equipment cost Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 19), the Seller, on behalf of the Issuer, instructed us to use the Lease Transmittal as the Source.

For the purpose of comparing the lease equipment cost Sample Characteristic for Sample Receivable Number 19, the Seller, on behalf of the Issuer, instructed us to recalculate the lease equipment cost by adding the:

(a)	Subtotal and

(b)	Sales tax,

both as shown in the Lease Transmittal.

Exhibit 1 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the lessee business description Sample Characteristic for each Sample Receivable, the Seller, on behalf of the Issuer, instructed us to compare the:

(a)	Lessee business description, as shown on the Preliminary Data File, to the SIC code, as shown in the System Screen Shots, and

(b)

Lessee business classification, as shown in the System Screen Shots, to the major business description, as shown in the SIC Code Mapping Schedule, that corresponds to the related lessee business description, as shown on the Preliminary Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, if the SIC Code Mapping Schedule contained more than one major business description for any SIC code, the Seller, on behalf of the Issuer, instructed us to note agreement if the lessee business description, as shown on the Preliminary Data File, agreed to at least one major business description, as shown in the SIC Code Mapping Schedule.

For the purpose of comparing the lessee business description Sample Characteristic for each Sample Receivable, the Seller, on behalf of the Issuer, instructed us to ignore differences due to abbreviation, misspelling, tense, pluralization or truncation.

x.

For the purpose of comparing the equipment type Sample Characteristic, the Seller, on behalf of the Issuer, instructed us to note agreement if the equipment type value, as shown on the Preliminary Data File, agreed to at least one equipment type value, as shown in the System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information in the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Seller, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Value
46	Start date	7/31/2020	10/28/2020
78	Start date	8/19/2016	8/13/2016